Tax expense (Tables)	6 Months Ended
Jun. 30, 2021
Taxation
Schedule of relationship between tax expense and accounting profit
An explanation of the relationship between tax credit and accounting profit is set out below:

	Half-year to 30 June 2021	Half-year to 30 June 2020
	£m	£m

Profit (loss) before tax	3,420	(290)
UK corporation tax thereon at 19 per cent (2020: 19 per cent)	(650)	55
Impact of surcharge on banking profits	(212)	17
Non-deductible costs: conduct charges	(7)	(11)
Other non-deductible costs	(40)	(38)
Non-taxable income	12	53
Tax relief on coupons on other equity instruments	39	39
Tax-exempt gains on disposals	2	—
Tax losses where no deferred tax recognised	(5)	(5)
Remeasurement of deferred tax due to rate changes	1,189	440
Differences in overseas tax rates	(19)	10
Adjustments in respect of prior years	(21)	34
Tax credit	288	594